Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other - Components of Collateral and Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Collateral given for the Company’s own liabilities	R$ 799.0	R$ 817.0
Other commitments	1,629.9	1,245.2
Total	2,428.9	2,062.2
Commitments to suppliers	17,768.4	15,877.3
Total	R$ 17,768.4	R$ 15,877.3